1875 K Street, N.W. Washington, DC 20006-1238

Tel: 202 303 1000
Fax: 202 303 2000

December 20, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	iShares Trust (the “Trust”)

(Securities Act File No. 333-92935

Investment Company Act File No. 811-09729)

Post-Effective Amendment No. 2,247

Ladies and Gentlemen:

On behalf of the Trust, we hereby transmit for filing under the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, Post-Effective Amendment No. 2,247 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment relates to the following series of the Trust: iShares Core International Aggregate Bond ETF (“IAGG”) and iShares J.P. Morgan USD Emerging Markets Bond ETF (“EMB,” and together with IAGG, the “Funds”).

The Amendment is being filed to reflect the following material changes to the Funds’ prior annual update filing, Post-Effective Amendment No. 2,053, filed pursuant to Rule 485(b), which became effective on March 1, 2019: (i) the addition of BlackRock (Singapore) Limited (“BRS”) as a sub-adviser to IAGG, which occurred on or around April 1, 2019; and (ii) the addition BlackRock International Limited (“BIL”) as a sub-adviser to EMB, which occurred on or around December 4, 2019. The Amendment also reflects other non-material changes as the Trust deems appropriate. The Amendment is being filed pursuant to Rule 485(a)(1) under the Securities Act, and it will become effective 60 days after filing.

The Amendment follows the general format used by previous filings of the Trust. As an example, the Amendment follows the format of Post-Effective Amendment No. 2,203, filed pursuant to Rule 485(a)(1) on October 18, 2019, relating to iShares MSCI Indonesia ETF, which was reviewed by the Staff and is scheduled to become effective on December 30, 2019. The Trust notes that each Fund’s description of its investment objective, principal investment strategies, risk factors, and portfolio management is specific to the Fund.

With respect to changes in the “Investment Strategies and Risk” section of the Funds’ statement of additional information (“SAI”), the Trust highlights for the SEC the deletion of disclosure under “Borrowing,” which previously stated that “[u]nder normal market conditions, any

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Securities and Exchange Commission

December 20, 2019

borrowing by a Fund will not exceed 10% of the Fund’s net assets; however, each Fund generally does not intend to borrow money.” Substantially similar disclosure was also deleted in the “Investment Policies” section of the SAI. These changes are the result of the Trust’s requested template relief under Rule 485(b)(1)(vii) under the Securities Act to changes in the non-fundamental borrowing polices for each applicable series of the Trust. The relief request was granted on July 8, 2019, by Ms. Samantha Brutlag of the Division of Investment Management.

The operations of the Funds, the description of the shares offered and the other information that is typically common in a fund complex do not appear to raise novel issues or problem areas that warrant particular attention of the Staff in reviewing the Registration Statement. Consequently, on behalf of the Trust, we request that the Registration Statement be given selective review by the Staff.1

If you have any questions or need further information, please call me at (202) 303-1124.

Sincerely,

/s/ Benjamin J. Haskin

Benjamin J. Haskin

cc:	Michael Gung

Nicole Hwang

George Rafal

James Hahn

[1]	See Inv. Co. Act. Release No. 13768 (Feb. 15, 1984).